Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Summary of Share Repurchase Program
A summary of the repurchased shares for the Company as of December 31, 2021 is as follows:

	Shares	Cash paid (in thousands)
2014	182,592	$18,506
2015	2,127,900	117,882
2021	559,025	40,514

	2,869,517	$176,902